Equity (Schedule of Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Dec. 11, 2023	Sep. 07, 2023	May 31, 2023	Mar. 31, 2023	Dec. 07, 2022	Sep. 08, 2022	Jun. 10, 2022	Mar. 31, 2022	Dec. 07, 2021	Aug. 31, 2021	May 28, 2021	Apr. 13, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity
Cash distributions, per share	$ 0.1340	$ 0.1320	$ 0.1300	$ 0.1300	$ 0.1270	$ 0.1270	$ 0.0820	$ 0.0820	$ 0.0410	$ 0.0410	$ 0.0205	$ 0.0205
Cash distributions, Total amount	$ 7,449	$ 7,383	$ 7,378	$ 7,505	$ 7,281	$ 7,345	$ 4,809	$ 4,847	$ 2,429	$ 2,442	$ 1,220	$ 1,133	$ 29,715	$ 24,282	$ 7,224